Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Disclosure of transactions between related parties
As of December 31, 2019, the Group had a take-or-pay commitment with Tofas with future minimum expected obligations as follows:

(€ million)
2020	€280
2021	€257
2022	€153
We provided guarantees to FCA Bank related to certain dealer financing arrangements FCA Bank has with dealers. The amount of the guarantees outstanding at December 31, 2019 was approximately €19 million. The fair value of these guarantees is immaterial due to the value of vehicles in the dealers' stock pledged to FCA.
Compensation to Directors and Key Management
The fees of the Directors of the Group for carrying out their respective functions, including those in other consolidated companies, were as follows:

	Years ended December 31,
	2019	2018	2017
	(€ thousand)
Directors(1)	€23,050	€18,830	€29,861
Total Compensation	€23,050	€18,830	€29,861
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(1) Including the notional compensation cost arising from long-term share-based compensation granted to the Chairman, the Chief Executive Officer and the Chief Financial Officer.
The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31,
	2019				2018				2017
	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
	(€ million)
Tofas	€728	€2,086	€9	€—	€926	€2,572	€7	€—	€1,287	€2,779	€9	€—
Sevel S.p.A.	205	1	5	—	402	1	4	—	392	—	5	—
FCA Bank	1,686	23	(19)	52	1,611	28	(21)	56	1,715	26	(20)	36
GAC FCA JV	151	—	(36)	—	419	11	(49)	—	569	—	(105)	—
Fiat India Automobiles Limited	2	—	—	—	2	—	—	—	25	1	—	—
Other	2	—	—	(1)	27	6	(4)	1	35	2	(4)	2
Total joint arrangements	2,774	2,110	(41)	51	3,387	2,618	(63)	57	4,023	2,808	(115)	38
Total associates	17	186	(1)	—	30	229	(2)	(1)	73	52	(3)	(1)
CNHI	357	332	11	—	501	326	6	—	526	329	2	—
Ferrari N.V.	30	144	1	—	64	218	4	—	82	320	1	—
Directors and Key Management	—	—	82	—	—	—	77	—	—	—	114	—
Other	5	—	37	—	2	—	26	—	1	—	26	—
Total CNHI, Ferrari, Directors and other	392	476	131	—	567	544	113	—	609	649	143	—
Total unconsolidated subsidiaries	6	7	4	—	7	8	4	1	61	8	3	1
Total transactions with related parties	€3,189	€2,779	€93	€51	€3,991	€3,399	€52	€57	€4,766	€3,517	€28	€38

Total for the Group	€108,187	€93,164	€6,455	€1,005	€110,412	€95,011	€7,318	€1,056	€105,730	€89,710	€7,177	€1,345
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31,
	2019					2018
	Trade and other receivables	Trade payables	Other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables	Other liabilities	Asset- backed financing	Debt (1)
	(€ million)
Tofas	€18	€171	€39	€—	€—	€11	€176	€40	€—	€—
Sevel S.p.A.	28	—	1	—	13	20	—	2	—	11
FCA Bank	278	139	151	141	181	395	258	232	449	28
GAC FCA JV	62	11	—	—	—	63	22	1	—	—
Fiat India Automobiles Limited	1	—	8	—	—	0	—	6	—	—
Other	—	—	—	—	—	19	1	—	—	—
Total joint arrangements	387	321	199	141	194	508	457	281	449	39
Total associates	45	41	8	—	—	34	33	10	—	—
CNHI	49	87	11	—	—	53	71	12	—	—
Ferrari N.V.	12	49	—	—	—	25	45	3	—	—
Other	4	13	—	—	—	2	2	—	—	—
Total CNHI, Ferrari N.V. and other	65	149	11	—	—	80	118	15	—	—
Total unconsolidated subsidiaries	16	9	1	—	22	17	7	1	—	26
Total originating from related parties	€513	€520	€219	€141	€216	€639	€615	€307	€449	€65

Total for the Group	€9,004	€21,616	€9,214	€151	€12,750	€8,672	€19,229	€9,509	€457	€14,071

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(1) Relating to Debt excluding Asset-backed financing, refer to Note, 21 Debt.